The Saratoga Advantage Trust

James Alpha Family Office Portfolio

CLASS I SHARES	(Ticker: JFOIX)
CLASS A SHARES	(Ticker: JFOAX)
CLASS C SHARES	(Ticker: JFOCX )

Supplement dated April 18, 2018 to the Prospectus

Dated March 30, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The tables in the section entitled “PORTFOLIO SUMMARY”, subsection “Fees and Expenses of the Portfolio” beginning on page 1 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects that the expense cap for Class A shares has been reduced from 2.75% to 1.74%, the expense cap for Class I shares has been reduced from 2.50% to 1.49% and the expense cap for Class C shares has been reduced from 3.50% to 2.49%.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class C
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	5.75%	NONE	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE	NONE	1.00%
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%	2.00%	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%	1.20%	1.20%
Distribution and/or Service Rule 12b-1 Fees	0.25%	NONE	1.00%
Other Expenses(1)	0.69%	0.69%	0.69%
Acquired Fund Fees and Expenses(2)	0.44%	0.44%	0.44%
Total Annual Portfolio Operating Expenses (before Expense Reduction/Reimbursement)	2.58%	2.33%	3.33%
Expense Reduction/ Reimbursement	(0.40)%	(0.40)%	(0.40)%
Total Annual Portfolio Operating Expenses (after Expense Reduction/Reimbursement)(3)	2.18%	1.93%	2.93%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The operating expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statement includes only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(3)	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to waive its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.74%, 1.49% and 2.49% of the Portfolio’s average net assets for Class A, Class I and Class C shares, respectively, through March 31, 2019 (each an “Expense Cap”). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
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IF YOU SOLD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$783	$1,296	$1,833	$3,294
Class I	$196	$689	$1,209	$2,635
Class C	$396	$987	$1,702	$3,595

IF YOU HELD YOUR SHARES

	One Year	Three Years	Five Years	Ten Years
Class A	$783	$1,296	$1,833	$3,294
Class I	$196	$689	$1,209	$2.635
Class C	$296	$987	$1,702	$3,595

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIO”, sub-heading “Portfolio Expenses.” located on page 14 of the Prospectus. The second sentence in this section is deleted in its entirety and replaced with the following:

Pursuant to the Operating Expense Limitation Agreement, the Manager has agreed to reduce its management fees and/or pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation and extraordinary or non-routine expenses for the Portfolio and Acquired Fund Fees and Expenses) do not exceed 1.74%, 1.49%, and 2.49% of the Portfolio’s average net assets for Class A, Class I, and Class C shares, respectively, through March 31, 2019, subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Please retain this supplement for future reference.

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The Saratoga Advantage Trust

James Alpha Family Office Portfolio

CLASS S SHARES	(Ticker: JFOSX)

Supplement dated April 18, 2018 to the Class S Shares Prospectus

Dated March 30, 2018 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus.

The tables in the section entitled “PORTFOLIO SUMMARY: JAMES ALPHA FAMILY OFFICE PORTFOLIO”, subsection “Fees and Expenses of the Portfolio” on page 22 of the Prospectus are hereby deleted in their entirety and replaced with the information below, which reflects that the expense cap for Class S shares has been reduced from 2.50% to 1.49%.

Shareholder Fees (fees paid directly from your investment)	Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE
Sales Charge on Reinvested Dividends (as a % of offering price)	NONE
Maximum Contingent Deferred Sales Charge (as a % of offering price)	NONE
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	NONE
Other Expenses(1)	0.69%
Acquired Fund Fees and Expenses(2)	0.44%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/ Reimbursement)	2.33%
Fee Waiver and/or Expense Reduction/ Reimbursement	(1.20)%
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/ Reimbursement)(3)	1.13%

(1)	Other Expenses are based on estimates for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies (except the Portfolio’s wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”)). These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio’s financial statement (or the financial highlights in this Prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies (“Acquired Funds”).
(3)	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio’s management fee payable to the Manager by the Portfolio on Class S assets, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.49% of the Portfolio’s average net assets (the “Expense Cap”) through March 31, 2019 (the “Expense Limitation Agreement”). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust’s Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
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Example. This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

	One Year	Three Years	Five Years	Ten Years
Class S	$115	$612	$1,136	$2,573

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Reference is made to the section entitled “James Alpha Family Office Portfolio”, sub-heading “Portfolio Expenses.” Located on page 88 of the Prospectus. The second sentence in this section is deleted in its entirety and replaced with the following:

Pursuant to the Expense Limitation Agreement, the Manager has agreed to pay expenses of the Portfolio to ensure that the total amount of Portfolio operating expenses (excluding front- end and contingent deferred sales loads, interest and tax expenses, leverage, interest, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation and extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 1.49% of the Portfolio’s average net assets for Class S shares (the “Expense Cap”) through March 31, 2019, subject thereafter to annual re-approval of the agreement by the Board of Trustees.

Please retain this supplement for future reference.

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